Business Combination (Statement of Assets Acquired and Liabilities Assumed at Estimated Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 14, 2011
Assets
Cash and cash equivalents	$ 26,947
Receivable from Federal Deposit Insurance Corporation	50,502
Securities available for sale:
Mortgage-backed securities	15,454
Government sponsored enterprise bonds	5,741
Total securities	21,195
Total loans	91,917
Core deposit intangible	1,160
Other real estate owned	1,166
Federal Home Loan Bank of New York stock	265
Other assets	1,495
Total assets acquired	194,647
Liabilities
Deposits	188,234
Other liabilities	480
Deferred tax liabilities	2,373
Total liabilities assumed	191,087
Net assets acquired	$ 3,560